UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5717

Dreyfus Worldwide Dollar Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4/30/2010

FORM N-CSR

Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
21	Proxy Results
FOR MORE INFORMATION
Back Cover

Dreyfus
Worldwide Dollar
Money Market Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus Worldwide Dollar Money Market Fund, Inc., covering the six-month period from November 1, 2009, through April 30, 2010.

Psychology plays a very important role in how investors — especially retail investors — perceive the markets and make asset allocation decisions. Unlike in an ideal world populated by the purely rational investor who would seek out investments that deliver the best risk/return characteristics, the everyday investor is generally influenced by emotions. Currently, investor emotions appear to be deeply divided, with a large number of investors still seeking low-risk investments (such as cash instruments) and others seeking high-risk investments (such as smaller-cap and emerging markets securities).

Liquidity and preservation of capital are still important components of an investor’s investment portfolio. However, if you have not revisited your investment portfolio recently, we urge you to speak with your financial advisor about the potential that higher-yielding investment-grade alternatives, such as short-term bond funds, may offer in accordance with your specific risk tolerance and liquidity needs.

For information about how the fund performed during the reporting period, as well as general market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 17, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2009, through April 30, 2010, as provided by Patricia A. Larkin, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2010, Dreyfus Worldwide Dollar Money Market Fund produced an annualized yield of 0.00%. Taking into account the effects of compounding, the fund also produced an annualized effective yield of 0.00%.1

Despite mounting evidence of an economic recovery, yields of short-term U.S. Treasury securities stood at historical lows during the reporting period as the Federal Reserve Board’s (the “Fed”) target for the overnight federal funds rate remained between 0.00% and 0.25%.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic and foreign banks or their subsidiaries or branches; repurchase agreements; asset-backed securities; domestic and dollar-denominated foreign commercial paper; and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Despite Recovery, Monetary Policy Remained Unchanged

The reporting period began in the midst of a sustained economic recovery.The rebound was fueled, in part, by the Fed’s aggressive monetary

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

policy, including an overnight federal funds rate that remained unchanged in a historically low range between 0.00% and 0.25%. Consequently, money market yields remained near zero percent during the reporting period.

U.S. GDP grew at a 5.6% annualized rate during the fourth quarter of 2009, marking the second consecutive quarter of economic expansion. The recovery was driven by steady improvement in manufacturing activity, an apparent bottoming of housing prices and revived business and consumer spending. However, the unemployment rate remained high, ending the year at 10%.

Although inventory rebuilding accounted for more than half of the gain in fourth-quarter 2009 GDP, economists were encouraged in January 2010 by a better-than-expected improvement in retail sales. In addition, the unemployment rate fell to 9.7%, and job losses continued to moderate in January and February.

Manufacturing activity rose for the eighth straight month in March, and it did so at the fastest rate in almost six years.The employment situation continued to improve, as 162,000 new jobs were created during the month while the unemployment rate held steady. However, the housing market continued to struggle, with existing home sales sliding –0.6% compared to the previous month.

Employment improved in April by the largest margin in approximately four years. Non-farm payrolls grew by 290,000 even as workers returning to the labor force pushed the unemployment rate up to 9.9%. It was also announced during the month that U.S. GDP grew at an estimated 3.2% annualized rate during the first quarter of 2010, the third consecutive quarterly gain but a far milder reading than at similar stages of most previous recoveries.According to the U.S.Department of Commerce,the sub-par expansion reflected positive contributions stemming from greater personal consumption, replenished inventories and rising export activity.

Finally, the U.S. Securities and Exchange Commission (“SEC”) issued new regulations governing money market funds, many of which became effective in March 2010 with compliance dates beginning in

May 2010. According to the SEC, the “new rules are intended to increase the resilience of money market funds to economic stresses and reduce the risks of runs on the funds by tightening the maturity and credit quality standards and imposing new liquidity requirements.” These new regulations had relatively little impact on the fund, which historically has been conservatively managed.

An Unwavering Focus on Quality

With few opportunities available for significant levels of current income, most money market funds maintained weighted maturities that were shorter than historical averages.The fund was no exception, as we set its weighted average maturity roughly in line with industry averages for most of the reporting period.

As the economy continues to recover, some analysts have begun to anticipate higher short-term interest rates. However, the Fed repeatedly has stated that economic conditions “are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” Concerns regarding the fragility of the credit markets seem to have eased, as the Fed discontinued certain market support programs at the end of March. As always, as we look for signs that the Fed is prepared to raise interest rates, we maintain the fund’s focus on credit quality and liquidity.

May 17, 2010

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at
$1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus)
involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Worldwide Dollar Money Market Fund, Inc. from November 1, 2009 to April 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2010

Expenses paid per $1,000†	$ 1.19
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2010

Expenses paid per $1,000†	$ 1.20
Ending value (after expenses)	$1,023.60

† Expenses are equal to the fund’s annualized expense ratio of .24%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2010 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—49.1%	Amount ($)	Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.32%, 7/26/10	25,000,000	25,000,000
Citibank N.A.
0.21%, 5/3/10	25,000,000	25,000,000
Credit Industriel et Commercial (London)
0.41%, 6/21/10	25,000,000	25,000,177
Deutsche Bank AG (Yankee)
0.30%, 7/19/10	25,000,000	25,000,000
Fortis Bank (Yankee)
0.33%, 7/27/10	25,000,000	25,000,000
ING Bank N.V. (London)
0.23%, 5/18/10	25,000,000	25,000,000
Natixis (Yankee)
0.27%, 5/5/10	25,000,000	25,000,000
Royal Bank of Scotland PLC (Yankee)
0.20%, 5/12/10	25,000,000	25,000,000
Societe Generale (Yankee)
0.30%, 7/14/10	25,000,000	25,000,000
Svenska Handelsbanken (Yankee)
0.20%, 5/17/10	25,000,000	25,000,000
Unicredit Bank AG (Yankee)
0.34%, 7/12/10	25,000,000	25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $275,000,177)		275,000,177

Commercial Paper—4.5%
NRW Bank
0.31%, 7/14/10
(cost $24,984,069)	25,000,000	24,984,069

Asset-Backed Commercial Paper—17.8%
Atlantis One Funding Corp.
0.20%, 5/3/10	25,000,000 [a]	24,999,722

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Asset-Backed Commercial Paper (continued)	Amount ($)	Value ($)
Cancara Asset Securitisation Ltd.
0.30%, 7/13/10	25,000,000 [a]	24,984,792
CHARTA LLC
0.23%, 6/10/10	25,000,000 [a]	24,993,611
Mont Blanc Capital Corp.
0.20%, 5/14/10	25,000,000 [a]	24,998,195
Total Asset-Backed Commercial Paper
(cost $99,976,320)		99,976,320

Corporate Note—4.5%
Bank of America Securities LLC
0.36%, 5/3/10
(cost $25,000,000)	25,000,000	25,000,000

Time Deposits—8.9%
Commerzbank AG (Grand Cayman)
0.21%, 5/3/10	25,000,000	25,000,000
KBC Bank N.V. (Grand Cayman)
0.20%, 5/3/10	25,000,000	25,000,000
Total Time Deposits
(cost $50,000,000)		50,000,000

Repurchase Agreements—15.3%
Barclays Capital, Inc.
0.19%, dated 4/30/10, due 5/3/10 in the
amount of $26,000,412 (fully collateralized
by $26,524,300 U.S. Treasury Notes, 1%,
due 4/30/12, value $26,520,056)	26,000,000	26,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Deutsche Bank Securities Inc.
0.19%, dated 4/30/10, due 5/3/10 in the
amount of $60,000,950 (fully collateralized
by $26,078,000 Federal Farm Credit Bank,
1.88%, due 12/7/12, value $26,467,812 and
$34,112,000 Federal National Mortgage Association,
5.55%, due 7/10/28, value $34,733,122)	60,000,000	60,000,000
Total Repurchase Agreements
(cost $86,000,000)		86,000,000

Total Investments (cost $560,960,566)	100.1%	560,960,566

Liabilities, Less Cash and Receivables	(.1%)	(577,157)

Net Assets	100.0%	560,383,409

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, these securities amounted to $99,976,320 or 17.8% of net assets.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Banking	71.4	Asset-Backed/Multi-Seller Programs	13.4
Repurchase Agreements	15.3		100.1
† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $86,000,000)—Note 1(b)	560,960,566	560,960,566
Cash		426,917
Interest receivable		87,631
Prepaid expenses		298,160
		561,773,274
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		39,332
Payable for shares of Common Stock redeemed		1,211,986
Accrued expenses		138,547
		1,389,865
Net Assets ($)		560,383,409
Composition of Net Assets ($):
Paid-in capital		561,953,075
Accumulated net realized gain (loss) on investments		(1,569,666)
Net Assets ($)		560,383,409
Shares Outstanding
(25 billion shares of .001 par value Common Stock authorized)		561,953,075
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2010 (Unaudited)

Investment Income ($):
Interest Income	705,875
Expenses:
Management fee—Note 2(a)	1,456,970
Shareholder servicing costs—Note 2(b)	906,742
Custodian fees—Note 2(b)	44,441
Professional fees	43,541
Registration fees	19,257
Directors’ fees and expenses—Note 2(c)	5,604
Miscellaneous	181,936
Total Expenses	2,658,491
Less—reduction in expenses due to undertaking—Note 2(a)	(1,479,021)
Less—reduction in management fee due to undertaking—Note 2(a)	(471,348)
Less—reduction in fees due to earnings credits—Note 1(b)	(2,251)
Net Expenses	705,871
Investment Income—Net, representing net increase
in net assets resulting from operations	4

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009
Operations ($):
Investment income—net	4	2,663,412
Net realized gain (loss) on investments	—	(16,931,917)
Net unrealized appreciation
(depreciation) on investments	—	2,750,351
Net increase from payment by affiliate	—	15,362,251
Net Increase (Decrease) in Net Assets
Resulting from Operations	4	3,844,097
Dividends to Shareholders from ($):
Investment income—net	(4)	(2,663,417)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	168,952,372	346,084,494
Dividends reinvested	20	2,597,869
Cost of shares redeemed	(205,507,532)	(423,867,977)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(36,555,140)	(75,185,614)
Total Increase (Decrease) in Net Assets	(36,555,140)	(74,004,934)
Net Assets ($):
Beginning of Period	596,938,549	670,943,483
End of Period	560,383,409	596,938,549

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2010		Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.004	.029	.046	.041	.021
Distributions:
Dividends from
investment income—net	(.000)[a]	(.004)	(.029)	(.046)	(.041)	(.021)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.40[d]	2.91	4.70	4.20	2.14
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.91[c]	.87	.79	.79	.82	.84
Ratio of net expenses
to average net assets	.24[c]	.68	.76	.75	.75	.75
Ratio of net investment income
to average net assets	.00[b,c]	.41	2.88	4.60	4.12	2.08
Net Assets, end of period
($ x 1,000)	560,383 596,939		670,943	705,247	700,509	739,965

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.
d	If payment pursuant to the Capital Support Agreement was not made, total return would have been (2.61%).
See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Worldwide Dollar Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	560,960,566
Level 3—Significant Unobservable Inputs	—
Total	560,960,566
† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securi-

ties falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $1,569,666 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2009. If not applied, the carryover expires in fiscal 2017.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2009 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (See the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Manager had undertaken from November 1, 2009 through April 30, 2010 to reduce the management fee paid by the fund, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of .75% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $471,348 during the period ended April 30, 2010.

The Manager has undertaken to reimburse expenses in the event that current yields drop below certain levels. Such limitation may fluctuate daily, is voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $1,479,021 during the period ended April 30, 2010.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2010, the fund was charged $414,484 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2010, the fund was charged $326,249 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2010, the fund was charged $33,450 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1,688.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2010, the fund was charged $44,441 pursuant to the custody agreement.

During the period ended April 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $235,603, custodian fees $19,427, chief compliance officer fees $3,199 and transfer agency per account fees $104,559, which are offset against an expense reimbursement currently in effect in the amount of $323,456.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

PROXY RESULTS (Unaudited)

Dreyfus Worldwide Dollar Money Market Fund, Inc. held a special meeting of shareholders on October 23, 2009.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Clifford L. Alexander, Jr.	196,084,436		13,210,421
Joseph S. DiMartino	196,903,509		12,391,348
Nathan Leventhal	195,759,106		13,535,751
Benaree Pratt Wiley	195,899,746		13,395,111

Dreyfus Worldwide Dollar Money Market Fund, Inc. held a special meeting of shareholders on December 28, 2009. The proposal considered at the meeting and the results are as follows:

			Shares
		For	Against	Abstain
1.	To approve amending the
	fund’s fundamental policy
	regarding lending	250,134,801	36,227,771	28,749,945

The Fund 21

For More Information

Dreyfus Worldwide Dollar Money Market Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol: DWDXX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund's complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2010 MBSC Securities Corporation

0762SA0410

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Worldwide Dollar Money Market Fund, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	June 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	June 23, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	June 23, 2010

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)